Segment Reporting (Details - Inventories by country) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Inventories	$ 1,377,495	$ 842,108
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Inventories	766,231	335,036
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Inventories	$ 611,264	$ 507,072